Business And Geographic Segment Information (Additional Product Information For Net Sales) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Aug. 02, 2015	May. 03, 2015	Feb. 01, 2015	Nov. 02, 2014	Aug. 03, 2014	Apr. 27, 2014	Jan. 26, 2014	Oct. 27, 2013	Aug. 02, 2015	Aug. 03, 2014	Jul. 28, 2013
Segment Reporting Information [Line Items]
Net sales	$ 1,693	$ 1,900	$ 2,234	$ 2,255	$ 1,852	$ 1,970	$ 2,281	$ 2,165	$ 8,082	$ 8,268	$ 8,052
Simple Meals [Member]
Segment Reporting Information [Line Items]
Net sales									4,446	4,511	4,446
Baked Snacks [Member]
Segment Reporting Information [Line Items]
Net sales									2,502	2,571	2,408
Beverages [Member]
Segment Reporting Information [Line Items]
Net sales									$ 1,134	$ 1,186	$ 1,198